Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Allocation of Plan Assets

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2010 and March 31, 2011 are summarized in the table below.

	As of March 31, 2010						As of March 31, 2011
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	170.1	Rs.	—	Rs.	—	Rs.	178.1
Funds managed by insurance company (2)		—		268.4		—		—		358.9		—
Funds managed by trust
- Government securities		—		208.4		—		—		220.2		—
- Debenture and bonds		—		211.5		—		—		215.1		—
- Others		46.8		—		—		121.2		—		—

Total	Rs.	46.8	Rs.	688.3	Rs.	170.1	Rs.	121.2	Rs.	794.2	Rs.	178.1

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The tables below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2010 and 2011.

Particular	Funds managed by Insurance companies as of March 31, 2010
	(In millions)
Balance as on April 1, 2009	Rs.	190.4
Actual return on plan assets held at reporting date		16.4
Purchases, sales and settlements		(36.7)

Balance as at March 31, 2010	Rs.	170.1

	Funds managed by Insurance companies as of March 31, 2011
Particular	(In millions)
Balance as on April 1, 2010	Rs.	170.1	US$	3.8
Purchases, sales and settlements		8.0		0.2

Balance as at March 31, 2011	Rs.	178.1	US$	4.0

Gratuity
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the Gratuity Plan and the amounts recognized in the Bank’s financial statements as of March 31, 2010 and March 31, 2011:

	As of March 31,
	2010		2011		2011
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	725.6	Rs.	992.0	US$	22.3
Service cost		209.9		269.5		6.1
Interest cost		58.9		78.0		1.8
Actuarial(gains)/ losses		46.7		103.0		2.3
Benefits paid		(49.1)		(81.7)		(1.8)

Projected benefit obligation, end of the period		992.0		1,360.8		30.7

Change in plan assets:
Fair value of plan assets, beginning of the period		453.7		517.4		11.6
Expected return on plan assets		38.9		23.6		0.5
Actuarial gains/(losses)		74.0		0.1		—

Actual return on plan assets		112.9		23.7		0.5
Employer contributions		—		200.6		4.5
Benefits paid		(49.2)		(81.7)		(1.8)

Fair value of plan assets, end of the period		517.4		660.0		14.8

Funded Status	Rs.	(474.6)	Rs.	(700.8)	US$	(15.7)

Schedule of Net Benefit Costs

Net gratuity cost for the years ended March 31, 2009, 2010 and 2011 was comprised of the following components:

	Fiscal years ended March 31,
	2009		2010		2011		2011
	(In millions)
Service cost	Rs.	164.3	Rs.	209.9	Rs.	269.5	US$	6.1
Interest cost		46.0		58.9		78.0		1.8
Expected return on plan assets		(31.0)		(38.8)		(23.6)		(0.5)
Actuarial (gains)/ losses		(21.6)		(27.3)		102.9		2.3

Net gratuity cost	Rs.	157.7	Rs.	202.7	Rs.	426.8	US$	9.7

Schedule of Assumptions Used

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2009	2010	2011
	(% per annum)
Discount rate*	8.0	8.4	8.2
Rate of increase in compensation levels of covered employees	7.5	8.5	8.5
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2012	Rs.	31.9
2013		36.2
2014		45.0
2015		51.9
2016		68.3
2017-2021		363.7

Schedule of Allocation of Plan Assets

As at March 31, 2011, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2011
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	50.8%	15.2%	38.7%
Debenture and bonds	42.5%	38.6%	47.3%
Equity securities	4.1%	41.7%	—%
Other	2.6%	4.5%	14.0%
Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2011 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2010 and March 31, 2011:

	As of March 31,
	2010		2011		2011
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	346.0	Rs.	407.0	US$	9.1
Service cost		12.1		17.6		0.4
Interest cost		27.3		30.5		0.7
Actuarial (gains)/losses		64.4		188.6		4.2
Benefits paid		(42.8)		(69.9)		(1.6)

Projected benefit obligation, end of the period		407.0		573.8		12.8

Change in plan assets:
Fair value of plan assets, beginning of the period		369.0		387.8		8.7
Expected return on plan assets		30.3		32.8		0.7
Actuarial gains/(losses)		26.6		28.5		0.6

Actual return on plan assets		56.9		61.3		1.3
Employer contributions		4.6		54.3		1.2
Benefits paid		(42.7)		(69.9)		(1.6)

Fair value of plan assets, end of the period		387.8		433.5		9.6

Funded Status	Rs.	(19.2)	Rs.	(140.3)	US$	(3.2)

Schedule of Net Benefit Costs

Net pension cost for the year ended March 31, 2009, March 31, 2010 and March 31, 2011 was comprised of the following components:

	As of March 31,
	2009		2010		2011		2011
	(in millions)
Service cost	Rs.	14.3	Rs.	12.1	Rs.	17.6	US$	0.4
Interest cost		29.6		27.3		30.5		0.7
Expected return on plan assets		(20.3)		(30.3)		(32.8)		(0.7)
Actuarial (gains)/losses		(11.3)		37.8		160.1		3.6

Net pension cost	Rs.	12.3	Rs.	46.9	Rs.	175.4	US$	4.0

Schedule of Assumptions Used

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2009	2010	2011
	(% per annum)
Discount rate*	8.0	8.4	8.2
Rate of increase in compensation levels of covered employees	7.5	8.5	8.5
Rate of return on plan assets	8.0	8.0	8.0

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2012	Rs.	58.8
2013		59.0
2014		52.7
2015		25.0
2016		48.9
2017-2021		309.4

Schedule of Allocation of Plan Assets

The weighted-average asset allocation of the said plan assets for the pension benefits and other benefits as at March 31, 2011 is as follows:

Asset category	Pension Benefits
Government securities	39.8%
Debenture and bonds	36.2%
Other	24.0%

Total	100.0%